Line of Credit and Notes Payable - Equity Financing (Details) - USD ($)			3 Months Ended	9 Months Ended
	Oct. 21, 2024	Nov. 21, 2023	Sep. 30, 2024	Sep. 30, 2024	Jul. 02, 2024	Jun. 24, 2024
Line of Credit and Notes Payable
Conversion price (in dollars per share)			$ 2.00	$ 2.00
ELOC
Line of Credit and Notes Payable
Maximum value of shares agreed to be purchased		$ 50,000,000
Period to purchase the shares agreed		36 months
Period agreed to file a resale registration statement		45 days
Period within which registration statement shall be declared effective		30 days
Maximum consecutive days for suspension for use of resale registration statement		90 days
Maximum calendar year days for suspension for use of resale registration statement		120 days
Fair Value			$ 177,000	$ 177,000		$ 694,512
Change in fair value				517,512
Proceeds from issuance of common stock	$ 200,000
ELOC | Stock Price Drops Below 2 Dollars
Line of Credit and Notes Payable
Conversion price (in dollars per share)		$ 2
ELOC Commitment Fee Note
Line of Credit and Notes Payable
Principal balance of promissory note					$ 500,000	500,000
Commitment fee payable						$ 500,000
Conversion price (in dollars per share)					$ 10
Change in fair value			$ 95,000	$ 95,000